Related Party Transactions - Compensation to Key Management (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Related Party Transactions
Management and director fees	$ 595	$ 442
Separation benefits	748
Share-based compensation	687	1,901
Total	$ 2,030	$ 2,343